Other expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other expenses [Abstract]
General and administrative expenses	$ 654	$ 1,767
Consulting and professional costs	1,205	2,345
Depreciation and amortization	125	3
Total other expenses	$ 1,984	$ 4,115